Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements
a.	Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2019. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31,
2015
3/31/2016	$1,216
3/31/2017	492
3/31/2018	165
3/31/2019	6
Thereafter	—

$1,879